Other Income and Expense Items (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expense Items [Line Items]
Other income	$ 10,256,740	$ 1,343,062	$ 6,062,519
Research and development prior year rebate	1,292,578	489,590
Other income research and development			5,917,484
Research and Development [Member]
Other Income and Expense Items [Line Items]
Other income	9,368,544	1,292,578	5,917,484
Top of range [Member]
Other Income and Expense Items [Line Items]
Research and development prior year rebate	$ 9,368,544
Other income research and development			5,917,484
Bottom of range [Member]
Other Income and Expense Items [Line Items]
Research and development prior year rebate		$ 3,587,887
Other income research and development			$ 1,555,235